Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 21,298	$ 25,823	[1]
Cost of sales	(9,097)	(9,953)	[1]	$ (20,362)
Gross profit	12,201	15,869	[1]
Distribution expenses	(2,401)	(2,709)	[1]
Sales and marketing expenses	(3,278)	(3,531)	[1]
Administrative expenses	(1,578)	(1,837)	[1]
Other operating income/(expenses)	(2,638)	285
Profit from operations	2,306	8,077	[1]
Net finance income/(cost)	(5,592)	(169)	[1]
Share of result of associates and joint ventures	33	62	[1]
Profit before tax	(3,253)	7,970	[1]
Income tax expense	(492)	(1,565)	[1]
Profit	(3,744)	6,406
Income from subsidiaries	0
Profit from continuing operations	(3,744)	6,406	[1]
Profit from discontinued operations	2,055	236	[1]
Profit of the year	(1,688)	6,642	[1]
Profit from continuing operations attributable to:
Equity holders of AB InBev	(3,955)	5,819	[1]
Non-controlling interest	211	587	[1]
Profit of the period attributable to:
Equity holders of AB InBev	(1,900)	6,055	[1]
Non-controlling interest	211	587	[1]
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	236	304
Cost of sales	(166)	(207)
Gross profit	70	97
Distribution expenses	(13)	(15)
Sales and marketing expenses	(57)	(77)
Administrative expenses	(73)	(153)
Other operating income/(expenses)	209	125
Profit from operations	136	(23)
Net finance income/(cost)	(189)	(264)
Profit before tax	(53)	(287)
Profit	(53)	(287)
Income from subsidiaries	(1,847)	6,342
Profit from continuing operations	(1,900)	6,055
Profit of the year	(1,900)	6,055
Profit from continuing operations attributable to:
Equity holders of AB InBev	(1,900)	6,055
Profit of the period attributable to:
Equity holders of AB InBev	(1,900)	6,055
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Other operating income/(expenses)	600	538
Profit from operations	600	538
Net finance income/(cost)	(860)	(1,033)
Profit before tax	(260)	(495)
Income tax expense	199	102
Profit	(60)	(393)
Income from subsidiaries	1,390	418
Profit from continuing operations	1,330	25
Profit of the year	1,330	25
Profit from continuing operations attributable to:
Equity holders of AB InBev	1,330	25
Profit of the period attributable to:
Equity holders of AB InBev	1,330	25
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)	6	84
Profit before tax	6	84
Income tax expense	(1)	(6)
Profit	5	78
Profit from continuing operations	5	78
Profit of the year	5	78
Profit from continuing operations attributable to:
Equity holders of AB InBev	5	78
Profit of the period attributable to:
Equity holders of AB InBev	5	78
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	6,904	7,823
Cost of sales	(2,890)	(3,685)
Gross profit	4,014	4,138
Distribution expenses	(524)	(557)
Sales and marketing expenses	(991)	(1,005)
Administrative expenses	(254)	(334)
Other operating income/(expenses)	(892)	(583)
Profit from operations	1,353	1,659
Net finance income/(cost)	532	(484)
Share of result of associates and joint ventures	(1)	(3)
Profit before tax	1,884	1,172
Income tax expense	(288)	(373)
Profit	1,596	799
Income from subsidiaries	(10)	216
Profit from continuing operations	1,586	1,015
Profit of the year	1,586	1,015
Profit from continuing operations attributable to:
Equity holders of AB InBev	1,586	1,015
Profit of the period attributable to:
Equity holders of AB InBev	1,586	1,015
Subsidiary Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Administrative expenses	(13)	12
Other operating income/(expenses)	367	(1)
Profit from operations	354	11
Net finance income/(cost)	(258)	103
Profit before tax	96	114
Income tax expense		(2)
Profit	96	112
Income from subsidiaries	(570)	528
Profit from continuing operations	(474)	640
Profit of the year	(474)	640
Profit from continuing operations attributable to:
Equity holders of AB InBev	(474)	640
Profit of the period attributable to:
Equity holders of AB InBev	(474)	640
Non-Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	14,727	19,005
Cost of sales	(6,610)	(7,371)
Gross profit	8,117	11,634
Distribution expenses	(1,864)	(2,137)
Sales and marketing expenses	(2,230)	(2,449)
Administrative expenses	(1,238)	(1,361)
Other operating income/(expenses)	(2,922)	206
Profit from operations	(137)	5,893
Net finance income/(cost)	(4,822)	1,425
Share of result of associates and joint ventures	34	65
Profit before tax	(4,925)	7,383
Income tax expense	(402)	(1,286)
Profit	(5,327)	6,097
Income from subsidiaries	1,330	4,017
Profit from continuing operations	(3,997)	10,114
Profit from discontinued operations	2,055	236
Profit of the year	(1,942)	10,350
Profit from continuing operations attributable to:
Equity holders of AB InBev	(4,208)	9,527
Non-controlling interest	211	587
Profit of the period attributable to:
Equity holders of AB InBev	(2,153)	9,763
Non-controlling interest	211	587
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(569)	(1,310)
Cost of sales	569	1,310
Income from subsidiaries	(294)	(11,519)
Profit from continuing operations	(294)	(11,519)
Profit of the year	(294)	(11,519)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(294)	(11,519)
Profit of the period attributable to:
Equity holders of AB InBev	$ (294)	$ (11,519)

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.